Description of Business and Organization	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Free Share X-Change Limited (Anguilla) [Member]
Description of Business and Organization

1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

Free Share X-Change Limited is an Anguilla limited liability company which incorporated on December 17, 2013. For purposes of consolidated financial statement presentation, Free Share X-Change Limited and its subsidiary are herein referred to as “the Company” or “we”. The Company is a business whose planned principal operations are to provide software development, Information technology consultancy and managed services.

On September 1, 2018, the Company acquired 100% interest in Vtrade Technology Sdn Bhd, a private limited liability company incorporated in Malaysia, resulting in the latter becoming a wholly-owned subsidiary company of the Company.

Details of the Company’s subsidiary:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	Vtrade Technology Sdn Bhd	Malaysia, July 12, 2018	2 shares of ordinary share of MYR 1 each	Software development, Information technology consultancy and managed services

1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

Free Share X-Change Limited is an Anguilla limited liability company which incorporated on December 17, 2013. For purposes of consolidated financial statement presentation, Free Share X-Change Limited and its subsidiary are herein referred to as “the Company” or “we”. The Company is a business whose planned principal operations are to provide software development, Information technology consultancy and managed services.

On September 1, 2018, the Company acquired 100% interest in Vtrade Technology Sdn Bhd, a private limited liability company incorporated in Malaysia, resulting in the latter becoming a wholly-owned subsidiary company of the Company.

Details of the Company’s subsidiary:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	Vtrade Technology Sdn Bhd	Malaysia, July 12, 2018	2 shares of ordinary share of MYR 1 each	Software development, Information technology consultancy and managed services